BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2018
Secured loan [Abstract]
Schedule Of Long Term Borrowings [Table Text Block]

	2018	2017
	US$’000	US$’000
Secured – at amortised cost:
Bank loans	114,456	108,754

Analysed between:
Current portion
Within 1 year	18,323	89,573
Less: included as part of a disposal group held for sale (Note 39)	-	(1,609)
	18,323	87,964

Non-current portion
Within 2 to 5 years	96,133	27,131
Less: included as part of a disposal group held for sale (Note 39)	-	(6,341)
	96,133	20,790

	114,456	108,754

Interest payable (included in bank loans)	886	477